Senior Secured Convertible Notes Payable - Changes of the fair value of the Company's derivative liabilities (Details ) - USD ($)	9 Months Ended	12 Months Ended
	May 31, 2020	Aug. 31, 2019
Beginning balance of Conversion features
Initial recognition		6,338,000
Change in fair value of conversion features		(444,000)
Ending balance of conversion features		2,852,000
Beginning Balance of warrant liability
Change in fair value of warrant liabilty		3,013,000
Ending balance of warrant liability		904,000
Beginning balance	$ 3,756,000
Reclassification to APIC due to note settlements, exchanges or conversions	(1,979,000)
Change in fair value	1,777,000	(2,569,000)
Ending balance		3,756,000
March 2019 Warrant Liability [Member]
Initial recognition		3,917,000
Reclassification to equity		13,000
Beginning Balance of warrant liability	904,000
Change in fair value of warrant liabilty	(709,000)	(3,013,000)
Ending balance of warrant liability		904,000
Reclassification to APIC due to note settlements, exchanges or conversions	(195,000)
March 2019 Conversion Feature [Member]
Beginning balance of Conversion features	2,852,000	0
Initial recognition		2,421,000
Reclassification to equity		13,000
Change in fair value of conversion features	(1,068,000)	444,000
Ending balance of conversion features		$ 2,852,000
Reclassification to APIC due to note settlements, exchanges or conversions	$ (1,784,000)